Equity method investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Summarized operating results information

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514